Stock-Based Compensation Plans - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 1,952	¥ 1,952	¥ 2,202
Income tax benefit related to the stock-based compensation expense	287	322	271
Total cash received from exercise of stock-based compensation plans	4	198	114
Stock Acquisition Rights Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 345	¥ 1,036	¥ 813
Total intrinsic value of shares exercised under stock acquisition rights plan	0.2	26.0	20.0
Total unrecognized compensation expense	¥ 1,425
Total unrecognized compensation expense, weighted-average period to be recognized	2.01
Stock Acquisition Rights Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, exercisable period	10 years
Convertible Bonds Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Number of shares to be issued on conversion of each Bond	100
Convertible Bonds Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, exercisable period	10 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Number of stock rights outstanding	23,200
Weighted-average exercise price, Outstanding	¥ 4,298
Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, exercisable period	10 years